UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY VALUE FUND
Schedule of Investments September 29, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (79.2%)

Banks (3.9%)
J.P. Morgan Chase & Co.	2,000	$93,920

Biotechnology & Drugs (2.5%)
*Angiotech Pharmaceuticals, Inc.	7,000	61,390

Communications Equipment (2.8%)
*Cisco Systems, Inc.	3,000	69,000

Computer Hardware (5.1%)
Intel Corp.	6,000	123,420

Computer Services (4.7%)
*Netease.com Inc. ADR	7,000	114,520

Drugs and Pharmaceuticals (18.3%)
*Cephalon, Inc.	1,500	92,625
*Kos Pharmaceuticals, Inc.	2,000	98,840
Merck & Co.	2,500	104,750
*Sciele Pharma, Inc.	2,500	47,100
Wyeth	2,000	101,680
		444,995
Energy (2.7%)
Ensco International Inc.	1,500	65,745

Engineering (4.2%)
*Hovnanian Enterprises	3,500	102,690

Financial (3.2%)
Merrill Lynch	1,000	78,220

Healthcare (10.5%)
*Amsurg Corporation	3,500	77,910
Biomet, Inc.	3,000	96,570
*Genzyme Corp.	1,200	80,964
		255,444
Insurance (3.6%)
Berkley (W.R.)	2,450	86,706

Machinery & Equipment (4.1%)
Caterpillar Inc	1,500	98,700

Medical Equipment (3.7%)
*Boston Scientific Corp.	6,000	88,740

Oil And Gas Operations (4.9%)
ConocoPhillips	2,000	119,060

Semiconductor (2.7%)
Texas Instruments	2,000	66,500

Transportation (2.3%)
*YRC Worldwide Inc.	1,500	55,560

TOTAL COMMON STOCKS (COST: $1,927,189)		$1,924,610

REPURCHASE AGREEMENTS (8.9%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $216,897)
4.980%, dated 09/06/06, due 10/04/06, Collateralized by U.S. Treasury Obligations	$216,897	$216,897

SHORT-TERM SECURITIES (9.6%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $234,280)	234,280	$234,280

TOTAL INVESTMENTS IN SECURITIES (COST: $2,378,366)		$2,375,787
OTHER ASSETS LESS LIABILITIES		52,794

NET ASSETS		$2,428,581

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 29, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $2,378,365.  The net unrealized depreciation of investments based on the cost was $2,579, which is comprised of $298,214 aggregate gross unrealized appreciation and $300,793aggregate gross unrealized depreciation.

INTEGRITY SMALL CAP GROWTH FUND
Schedule of Investments September 29, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (82.7%)

Basic Materials (4.7%)
CONSOL Energy, Inc.	6,000	$190,380
*Dril-Quip, Inc.	3,000	203,040
		393,420
Biotechnology & Drugs (2.5%)
*Angiotech Pharmaceuticals, Inc.	24,000	210,480

Chemicals (3.3%)
Agrium Inc.	10,000	269,900

Communications Equipment (3.9%)
*Cisco Systems, Inc.	14,000	322,000

Computer Hardware (6.0%)
Intel Corp.	14,500	298,265
*ManTech International	6,000	198,060
		496,325
Computer Services (4.9%)
*Netease.com Inc. ADR	25,000	409,000

Diversified Electronic (1.7%)
*Anixter International Inc	2,500	141,175

Drugs and Pharmaceuticals (13.8%)
*Cephalon, Inc.	7,000	432,250
*Kos Pharmaceuticals, Inc.	9,000	444,780
*Sciele Pharma, Inc.	14,000	263,760
		1,140,790
Energy (4.2%)
Ensco International Inc.	8,000	350,640

Engineering (2.5%)
*Hovnanian Enterprises	7,000	205,380

Financial (5.2%)
*Dime Bancorp Warrants	20,400	2,285
*E*Trade Financial Corp.	18,000	430,560
		432,845
Healthcare (6.8%)
*Amsurg Corporation	13,000	289,380
Biomet, Inc.	8,500	273,615
		562,995
Hospitals (4.1%)
*Community Health Systems	9,000	336,150

Insurance (3.5%)
Berkley (W.R.)	8,250	291,967

Oil And Gas Operations (4.6%)
*Newfield Exploration	9,800	377,692

Semiconductor (4.0%)
Texas Instruments	10,000	332,500

Transportation (7.0%)
Arkansas Best Corp.	5,500	236,665
Hunt (JB) Transport	5,000	103,850
*YRC Worldwide Inc.	6,500	240,760
		581,275

TOTAL COMMON STOCKS (COST: $6,232,707)		$6,854,534

REPURACHASE AGREEMENTS (7.8%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $643,530)
4.980%, dated 09/06/06, due 10/04/06, Collateralized by U.S. Treasury Obligations	$643,530	$643,530

SHORT-TERM SECURITIES (6.0%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $496,287)	496,287	$496,287

TOTAL INVESTMENTS IN SECURITIES (COST: $7,372,524)		$7,994,351
OTHER ASSETS LESS LIABILITIES		298,311

NET ASSETS		$8,292,662

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 29, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $7,372,524.  The net unrealized appreciation of investments based on the cost was $621,827, which is comprised of $1,338,373 aggregate gross unrealized appreciation and $716,546 aggregate gross unrealized depreciation.

INTEGRITY HEALTH SCIENCES FUND
Schedule of Investments September 29, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (84.8%)

Biotechnology & Drugs (3.5%)
*Angiotech Pharmaceuticals, Inc.	19,000	$166,630

Communications Equipment (2.9%)
*Cisco Systems, Inc.	6,000	138,000

Computer Hardware (3.9%)
Intel Corp	9,000	185,130

Drugs and Pharmaceuticals (36.0%)
*Amgen, Inc.	5,000	357,650
Caremark RX, Inc	5,000	283,350
Cephalon, Inc.	2,500	154,375
*Kos Pharmaceuticals, Inc.	5,000	247,100
Merck & Co.	8,000	335,200
*Sciele Pharma, Inc.	6,000	113,040
Wyeth	4,000	203,360
		1,694,075
Energy (2.3%)
Ensco International Inc.	2,500	109,575

Healthcare (17.5%)
*Amsurg Corporation	7,000	155,820
Biomet, Inc.	5,000	160,950
*Genzyme Corp.	3,500	236,145
*WellPoint Inc.	3,500	269,675
		822,590
Hospitals (10.4%)
*Community Health Systems	5,500	205,425
*Lifepoint Hospitals Inc	8,000	282,560
		487,985
Medical Equipment (5.7%)
*Boston Scientific Corp.	18,000	266,220

Semiconductor (2.6%)
Texas Instruments	3,500	116,375

TOTAL COMMON STOCKS (COST: $3,843,100)		$3,986,580

REPURCHASE AGREEMENTS (6.9%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: 326,515)
4.980%, dated 09/06/06, due 10/04/06, Collateralized by U.S. Treasury Obligations	$326,515	$326,515

SHORT-TERM SECURITIES (8.1%)	Shares
Wells Fargo Advantage Investment Money Market (COST: 381,213)	381,213	$381,213

TOTAL INVESTMENTS IN SECURITIES (COST: $4,550,828)		$4,694,308
OTHER ASSETS LESS LIABILITIES		8,309

NET ASSETS		$4,702,617

* Non-income producing

Note: INVESTMENT IN SECURITIES

At September 29, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,550,828.  The net unrealized appreciation of investments based on the cost was $143,480, which is comprised of $807,690 aggregate gross unrealized appreciation and $664,210aggregate gross unrealized depreciation.

INTEGRITY TECHNOLOGY FUND
Schedule of Investments September 29, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (82.1%)

Biotechnology & Drugs (2.8%)
*Angiotech Pharmaceuticals, Inc.	14,000	$122,780

Communications Equipment (3.6%)
*Cisco Systems, Inc.	7,000	161,000

Computer Hardware (6.9%)
Intel Corp.	15,000	308,550

Computer Services (5.5%)
*Netease.com Inc. ADR	15,000	245,400

Diversified Electronic (3.0%)
*Benchmark Electronic	5,000	134,400

Drugs and Pharmaceuticals (19.8%)
*Cephalon, Inc.	2,500	154,375
*Kos Pharmaceuticals, Inc.	5,000	247,100
Merck & Co.	5,000	209,500
Sciele Pharma, Inc.	6,500	122,460
Wyeth	3,000	152,520
		885,955
Energy (3.0%)
*Ensco International Inc.	3,000	131,490

Financial (3.7%)
*E*Trade Financial Corp.	7,000	167,440

Healthcare (11.6%)
*Amsurg Corporation	7,000	155,820
Biomet, Inc.	5,000	160,950
*Genzyme Corp.	3,000	202,410
		519,180
Medical Equipment (2.7%)
*Boston Scientific Corp.	8,000	118,320

Semiconductor (5.6%)
Texas Instruments	7,500	249,375

Telecommunications (13.9%)
America Movil SA ADR	6,000	236,220
*Covad Communications Group Inc.	667	994
Harris Corp	6,000	266,940
*Trimble Navigation	2,500	117,700
		621,854

TOTAL COMMON STOCKS (COST: $3,328,694)		$3,665,744

REPURCHASE AGREEMENTS (7.2%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $321,732)
4.980%, dated 09/06/06, due 10/04/06, Collateralized by U.S. Treasury Obligations	$321,732	$321,732

SHORT-TERM SECURITIES (8.5%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $378,787)	378,787	$378,787

TOTAL INVESTMENTS IN SECURITIES (COST: $4,029,213)		$4,366,263
OTHER ASSETS LESS LIABILITIES		99,399

NET ASSETS		$4,465,662

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 29, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,029,213.  The net unrealized appreciation of investments based on the cost was $337,050, which is comprised of $800,061 aggregate gross unrealized appreciation and $463,011 aggregate gross unrealized depreciation.

INTEGRITY GROWTH AND INCOME FUND
Schedule of Investments September 29, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (72.1%)

Asset Management (1.6%)
W.P. Stewart & Company	59,000	$735,140

Basic Materials (6.2%)
*Barrick Gold Corp.	30,000	921,600
Compass Minerals International	70,000	1,981,700
		2,903,300
Business Service (4.7%)
*Portfolio Recovery Associates	50,000	2,193,500

Business Software & Services (2.2%)
*EPIQ Systems, Inc.	70,000	1,029,700

Chemicals (3.2%)
3M Co.	20,000	1,488,400

Computer Hardware (6.7%)
*IBM	25,000	2,048,500
*Symantec Corp.	50,000	1,064,000
		3,112,500
Conglomerates (5.2%)
Raytheon Co.	50,000	2,400,500

Drugs & Pharmaceuticals (10.2%)
AmerisourceBergen Corp	55,000	2,486,000
Johnson & Johnson	35,000	2,272,900
		4,758,900
Insurance (5.4%)
Renaissance Re Holdings Ltd.	45,000	2,502,000

Office Supplies (4.4%)
*Xerox Corp	130,000	2,022,800

Oil & Gas Refining & Marketing (4.2%)
Royal Dutch Shell PLC - ADR	30,000	1,983,000

Publishing (4.7%)
John Wiles & Sons, Inc.	60,000	2,160,600

Software & Programming (4.7%)
Microsoft Corp.	80,000	2,186,400

Telecom Services - Foreign (3.9%)
Telecom Corp. of New Zealand - ADR	80,000	1,794,400

Wireless Communications (4.8%)
Telus Corp.	40,000	2,238,800

TOTAL COMMON STOCKS (COST: $30,784,416)		$33,509,940

MUTUAL FUNDS (8.9%)
*UltraBear Profund - Investor Class	122,206	1,954,077
*UltraShort Small-Cap Profund - Investor Class	130,438	2,166,573
TOTAL MUTUAL FUNDS (COST: $4,563,000)		$4,120,650

REPURCHASE AGREEMENT (14.0%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $6,500,000)
5.030%, dated 09/06/06, due 10/04/06, Collateralized by U.S. Treasury Obligations	$6,500,000	$6,500,000

SHORT-TERM SECURITIES (5.8%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $2,710,035)	2,710,035	$2,710,035

TOTAL INVESTMENTS IN SECURITIES (COST: $44,557,451)		$46,840,625
OTHER ASSETS LESS LIABILITIES		(372,744)

NET ASSETS		$46,467,881

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 29, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $44,557,451.  The net unrealized appreciation of investments based on the cost was $2,283,174, which is comprised of $3,278,926 aggregate gross unrealized appreciation and $995,752 aggregate gross unrealized depreciation.

INTEGRITY ALL SEASON FUND
Schedule of Investments September 29, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets			Quantity	Market Value

COMMON STOCK (18.7%)

Consumer Products (9.1%)
Anheuser-Busch Cos			1,457	$69,222
Cadbury Schweppes - ADR			1,706	72,966
Coca-Cola Enterprises			3,249	67,677
*Dean Foods Co			1,808	75,972
Delta & Pine Land Co			1,949	78,934
Diageo PLC - ADR			994	70,614
General Mills Inc			1,294	73,240
H.J. Heinz Co			1,639	68,723
Hormel Foods Corp			1,854	66,707
Kellogg Co			1,386	68,635
Kraft Foods Inc - A			2,161	77,061
McCormick & Co (Non-Voting Shares)			1,947	73,947
Pepsi Bottling Group Inc			2,016	71,568
PepsiAmericas Inc			3,139	66,986
PepsiCo Inc			1,081	70,546
*Smithfield Foods Inc			2,365	63,902
The Coca-Cola Co			1,567	70,014
The Hershey Co			1,245	66,545
The J.M. Smuckers Company			1,469	70,439
Tootsie Roll Industries Inc			2,444	71,634
Unilever ADR			3,020	74,926
Unilever N V (NY shares) ADR			3,032	74,405
Wm. Wrigley Jr. Co			1,531	70,518
				1,635,181
Electric (0.9%)
*Energy Conversion Devices			2,264	83,859
Entergy Corp			971	75,961
				159,820
Energy (0.4%)
General Electric			2,173	76,707

Financial (0.4%)
Washington Mutual Inc			1,536	66,770

Insurance (5.4%)
*Berkshire Hathaway 'B'			307	974,418

Machinery & Equipment (0.4%)
Deere & Co.			933	78,288

Oil And Gas Operations (0.1%)
Hugoton Royalty Trust			102	2,688

Retail - Food (0.7%)
Campbell Soup Company			1,841	67,196
Del Monte Foods Co.			6,405	66,932
				134,128
Semiconductor (0.5%)
*Cypress Semiconductor Cop			4,556	80,960

Scientific & Technical Instruments (0.4%)
*Itron Inc.			1,392	77,674

Utilities (0.4%)
FPL Group Inc			1,689	76,005

TOTAL COMMON STOCKS (COST: $3,273,339)				$3,362,639

EXCHANGE TRADED FUNDS (45.1%)
Consumer Staples Select Sector SPDR			20,408	$517,955
Diamonds Trust Series I			3,216	375,436
Financial Select Sector SPDR			25,719	891,421
IShares Dow Jones U.S. Telecomm. Sector Index Fund			31,392	868,931
IShares Dow Jones US Healthcare Sector Index Fund			19,897	1,303,651
IShares Lehman 20+ Yr. Treas.			7,910	707,075
IShares Lehman 7-10 Year Treasury			9,244	767,992
*IShares MSCI EAFE			10,723	726,483
PowerShares Wilderhill Clean Energy Port			4,589	77,187
*ProShares Short MidCap400			9,479	649,311
Technology Select Sector SPDR Fund			40,583	892,826
Utilities Select Sector SPDR Fund			9,883	335,923

TOTAL EXCHANGE TRADED FUNDS (COST: $7,847,705)				$8,114,191

	Coupon Rate	Maturity	Prinicipal Amount
CORPORATE BONDS (18.9%)

Broadcast Serv/Program (1.0%)
Sirius Satellite Radio	9.625%	08/01/13	$177,000	$173,460

Building Residential/Commer (4.2%)
K Hovnanian Enterprises	6.250	01/15/16	74,000	65,675
Kimball Hill Inc.	10.500	12/15/12	191,000	172,855
M/I Homes Inc.	6.875	04/01/12	76,000	65,740
Standard Pacific Corporation	6.250	04/01/14	77,000	67,664
Tech Olympic USA, Inc.	7.500	03/15/11	45,000	36,450
Tech Olympic USA, Inc.	7.500	01/15/15	155,000	120,513
WCI Communities	9.125	05/01/12	35,000	31,325
WCI Communities Inc	6.625	03/15/15	98,000	78,155
William Lyon Homes	10.750	04/01/13	80,000	73,900
William Lyon Homes	7.500	02/15/14	48,000	38,880
				751,157
Casino Hotels (3.3%)
155 E Tropicana LLC	8.750	04/01/12	203,000	170,520
Boyd Gaming Corp.	6.750	04/15/14	177,000	173,460
Magna Entertainment	7.250	12/15/09	20,000	19,133
Trump Entertainment Resorts	8.500	06/01/15	175,000	167,344
Wynn Las Vegas	6.625	12/01/14	65,000	63,131
				593,588
Computers (0.7%)
Safeguard Scientifics	2.625	03/15/24	159,000	124,417

Construction Materials (0.9%)
US Concrete Inc.	8.375	04/01/14	176,000	169,620

Electronic Comp-Semicon (1.4%)
Amkor Technologies, Inc.	7.750	05/15/13	138,000	127,305
Stoneridge Inc.	11.500	05/01/12	132,000	128,040
				255,345
Finance - Auto Loans (1.6%)
Ford Motor Credit Co	7.000	10/01/13	179,000	166,416
Level 3 Financing	10.750	10/15/11	121,000	126,747
				293,163
Food - Retail (1.3%)
Landry's Restaurant	7.500	12/15/14	131,000	125,432
Marsh Supermarkets	8.875	08/01/07	113,000	113,000
				238,432
Medical - Hospitals (0.7%)
Tenet Healthcare	6.875	11/15/31	153,000	118,575
Tenet Healthcare Corp.	9.875	07/01/14	8,000	7,980
				126,555
Miscellaneous Manufacturer (0.7%)
Propex Fabrics Inc.	10.000	12/01/12	132,000	120,285

Oil Co. - Explor. & Prod. (0.7%)
Clayton William Energy	7.750	08/01/13	135,000	121,500

Resorts - Themeparks (0.9%)
Six Flags Inc.	9.750	04/15/13	185,000	166,963

Retail - Jewelry (0.6%)
Finlay Fine Jewelry Corp	8.375	06/01/12	116,000	102,660

Telecom Services (0.9%)
Grande Communications	14.000	04/01/11	65,000	70,850
PacWest Telecom Inc.	13.500	02/01/09	106,000	102,157
				173,007

TOTAL CORPORATE BONDS (COST: $3,451,958)				$3,410,152

SHORT-TERM SECURITIES (16.9%)			Shares
Wells Fargo Advantage Investment Money Market (COST: $3,034,003)			3,034,003	$3,034,003

TOTAL INVESTMENTS IN SECURITIES (COST: $17,607,005)				$17,920,985
OTHER ASSETS LESS LIABILITIES				79,251

NET ASSETS				$18,000,236

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 29, 2006, the aggregate cost of securities for federal income tax purposes was $17,607,005.  The net unrealized appreciation of investments based on the cost was $313,980, which is comprised of $440,514 aggregate gross unrealized appreciation and $126,534aggregate gross unrealized depreciation.

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 29, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (88.5%)

Aerospace & Defense (0.7%)
Spacehab	5.500%	10/15/2010	$1,095,000	$905,441

Auto-Cars/Light Trucks (3.1%)
United Rentals North	6.500	02/15/2012	4,000,000	3,870,000

Broadcast Serv/Program (4.2%)
Sirius Satellite Radio	9.625	08/01/2013	5,399,000	5,291,020

Building-Residential/Commercial (11.5%)
K Hovnanian Enterprises	6.250	01/15/2016	600,000	532,500
Kimball Hill Inc.	10.500	12/15/2012	6,097,000	5,517,785
William Lyon Homes	10.750	04/01/2013	3,401,000	3,141,674
Standard Pacific Corporation	6.250	04/01/2014	243,000	213,536
Tech Olympic USA, Inc.	7.500	03/15/2011	243,000	196,830
Tech Olympic USA	7.500	01/15/2015	2,598,000	2,019,945
WCI Communities Inc	9.125	05/01/2012	1,074,000	961,230
WCI Communities Inc	6.625	03/15/2015	2,018,000	1,609,355
				14,192,855
Casino Hotels (18.0%)
Boyd Gaming Corp.	6.750	04/15/2014	4,814,000	4,717,720
MGM Mirage	6.625	07/15/2015	5,129,000	4,923,840
Magna Entertainment	7.250	12/15/2009	1,304,000	1,247,492
155 E Tropicana LLC	8.750	04/01/2012	6,504,000	5,463,360
Trump Entertainment Resorts	8.500	06/01/2015	5,383,000	5,147,494
Wynn Las Vegas	6.625	12/01/2014	705,000	684,731
				22,184,637
Computers (2.7%)
Safeguard Scientifics	2.625	03/15/2024	4,210,000	3,294,325

Construction Materials (0.3%)
US Concrete Inc.	8.375	04/01/2014	382,000	368,153

Electronic Computer-Semiconductor (7.2%)
Advanced Micro Devices	7.750	11/01/2012	259,000	262,561
Amkor Technologies, Inc.	7.750	05/15/2013	5,140,000	4,741,650
Stoneridge Inc.	11.500	05/01/2012	3,972,000	3,852,840
				8,857,051
Finance-Auto Loans (4.1%)
Ford Motor Credit Co	7.000	10/01/2013	5,460,000	5,076,140

Finance-Invest Bnkr/Brkr (1.1%)
Labranche & Company	11.000	05/15/2012	1,254,000	1,341,780

Finance-Other Services (0.4%)
Level 3 Financing	10.750	10/15/2011	500,000	523,750

Food-Retail (5.9%)
Landry's Restaurant	7.500	12/15/2014	3,847,000	3,683,503
Marsh Supermarkets	8.875	08/01/2007	3,559,000	3,559,000
				7,242,503
Marine Services (1.1%)
Great Lakes Dredge & Dock	7.750	12/15/2013	1,378,000	1,295,320

Medical-Hospitals (4.1%)
Tenet Healthcare	6.875	11/15/2031	5,115,000	3,964,125
Tenet Healthcare Corp.	9.875	07/01/2014	1,027,000	1,024,433
				4,988,558
Miscellaneous Manufacturer (3.8%)
Propex Fabrics Inc.	10.000	12/01/2012	5,118,000	4,663,777

Oil Co. - Explor. & Prod. (5.1%)
Callon Petroleum	9.750	12/08/2010	1,813,000	1,867,390
Clayton William Energy	7.750	08/01/2013	4,918,000	4,426,200
				6,293,590
Oil Refining & Marketing (1.9%)
United Refining	10.500	08/15/2012	2,218,000	2,328,900

Recreational Centers (0.5%)
Town Sports International	9.625	04/15/2011	581,000	612,229

Resorts-Themeparks (4.3%)
Six Flags Inc.	8.875	02/01/2010	173,000	166,080
Six Flags Inc.	9.750	04/15/2013	5,708,000	5,151,470
				5,317,550
Retail-Jewelry (2.6%)
Finlay Fine Jewelry Corp	8.375	06/01/2012	3,554,000	3,145,290

Retail-Major Department Store (1.4%)
Toys R Us	7.375	10/15/2018	2,367,000	1,716,075

Storage/Warehousing (0.1%)
Mobile Mini Inc.	9.500	07/01/2013	83,000	88,810

Telecom Services (3.9%)
Grande Communications	14.000	04/01/2011	3,432,000	3,740,880
PacWest Telecom Inc.	13.500	02/01/2009	1,179,000	1,136,261
				4,877,141
Telephone-Integrated (0.5%)
Level 3 Communications Inc.	11.000	03/15/2008	599,000	619,965

TOTAL CORPORATE BONDS (COST: $110,655,048)				$109,094,860

SHORT-TERM SECURITIES (9.2%)			Shares
Wells Fargo Advantage Investment Money Market (COST: $11,288,928)			11,288,928	$11,288,928

TOTAL INVESTMENTS IN SECURITIES (COST: $121,943,976)				$120,383,788
OTHER ASSETS LESS LIABILITIES				2,851,918

NET ASSETS				$123,235,706

Note: INVESTMENT IN SECURITIES

At September 29, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $129,741,928.  The net unrealized depreciation of investments based on the cost was $1,560,188, which is comprised of $1,620,147 aggregate gross unrealized appreciation and $3,180,335aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 29, 2006

BY: /s/Laura Anderson
 LAURA ANDERSON
TREASURER

Date: November 29, 2006